SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 16, 2025	Apr. 11, 2025	Jan. 15, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsequent Event [Line Items]
Number of shares issued	2,070,000
Reverse stock split			1.2-for-1 reverse split	1.2-for-1 reverse stock split	1.2-for-1 reverse stock split	1.2-for-1 reverse stock split	1.2-for-1 reverse stock split	1.2-for-1 reverse stock split.	1.2-for-1 reverse stock split.
Reverse stock split conversion			every 1.2 common shares outstanding automatically combined and converted into 1 issued and outstanding common share,
IPO [Member]
Subsequent Event [Line Items]
Number of shares issued		1,800,000
Price per share		$ 4.30
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of shares issued		270,000
Price per share		$ 4.30
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split			1.2-for-1 reverse split
Reverse stock split conversion			every 1.2 common shares outstanding automatically combined and converted into 1 issued and outstanding common share, without any action required from shareholders.
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Number of shares issued		1,800,000
Share price		$ 0.001
Price per share		$ 4.30
Gross proceeds		$ 7,740,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of shares issued	2,070,000	270,000
Gross proceeds	$ 8,901,000
Additional gross proceeds	$ 1,161,000